Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Fair Market Value of Tangible and Intangible Assets and Liabilities

The accompanying condensed consolidated financial statements include the operations of the acquired businesses from the dates of acquisition. The allocations for the acquisitions in FY 2013 to tangible and intangible assets acquired and liabilities assumed based on their estimated fair market values were as follows (in thousands):

	Southern Frac October 1, 2012	Coral Seas Containers November 5, 2012	Other Acquisitions	Total
Fair value of the net tangible assets acquired and liabilities assumed:
Restricted cash	$1,000	$—	$—	$1,000
Trade and other receivables	3,203	14	1	3,218
Inventories	2,296	528	28	2,852
Prepaid expenses and other	152	—	4	156
Property, plant and equipment	2,892	107	224	3,223
Lease fleet	—	3,649	2,666	6,315
Accounts payables and accrued liabilities	(6,202)	(177)	(99)	(6,478)
Income taxes payable	—	—	—	—
Unearned revenue and advance payments	—	(8)	(15)	(23)
Long-term debt and obligations	(47)	—	—	(47)
Noncontrolling interest	(889)	—	—	(889)

Total net tangible assets acquired, liabilities assumed and noncontrolling interest	2,405	4,113	2,809	9,327
Fair value of intangible assets acquired:
Non-compete agreement	71	580	331	982
Customer lists	1,112	295	250	1,657
Trade name	387	—	—	387
Other	261	—	—	261
Goodwill	2,733	630	38	3,401

Total intangible assets acquired	4,564	1,505	619	6,688

Total purchase allocation	$6,969	$5,618	$3,428	$16,015

The accompanying consolidated financial statements include the operations of the acquired businesses from the dates of acquisition. The allocation for the acquisitions in FY 2012 to tangible and intangible assets acquired and liabilities assumed based on their estimated fair market values were as follows (in thousands):

	Container King May 1, 2012	Container Tech May 31, 2012	Total
Fair value of the net tangible assets acquired and liabilities assumed:
Trade and other receivables	$197	$—	$197
Inventories (primarily containers)	546	—	546
Property, plant and equipment	421	125	546
Lease fleet	292	2,020	2,312
Trade payables and accrued liabilities	(413)	(77)	(490)
Income taxes payable	(53)	—	(53)
Unearned revenue and advance payments	(14)	(23)	(37)
Long-term debt and obligations	—	—	—
Deferred tax liabilities	(189)	—	(189)

Total net tangible assets acquired and liabilities assumed	787	2,045	2,832
Fair value of intangible assets acquired:
Non-compete agreement	48	249	297
Customer lists	262	197	459
Trade name	44	—	44
Goodwill	580	419	999

Total intangible assets acquired	934	865	1,799

Total purchase consideration	$1,721	$2,910	$4,631